Label	Element	Value
Calamos International Small Cap Growth Fund | Calamos International Small Cap Growth Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Calamos International Small Cap Growth Fund
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Calamos International Small Cap Growth Fund's investment objective is long-term capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about discounts is available from your financial professional and under "Fund Facts — What classes of shares does the Fund offer?" on page 151 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 73 of the Fund's statement of additional information.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 31, 2026
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period through March 31, 2026 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	You would pay the following expenses if you redeemed your shares at the end of the period:
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 117% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	117.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in securities of small capitalization, non-U.S. companies, including emerging and frontier markets. The Fund may invest up to 30% in emerging and frontier markets. The Fund will generally be invested in a minimum of five countries.

Small capitalization companies are defined as companies with a market capitalization less than or equal to that of the company with the largest market capitalization of the MSCI ACWI ex USA Small Cap Index. As of December 31, 2024, the largest market cap in the MSCI ACWI ex USA Small Cap Index was $10.7 billion and the weighted average market cap was $2.7 billion. Market capitalization is measured at the time of purchase.

Securities of foreign issuers are securities issues by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. Emerging markets are markets of countries in the initial stages of industrialization and generally have low per capita income. Certain emerging markets are sometimes referred to as "frontier markets." Frontier markets are the least advanced capital markets in the developing world. Frontier markets are countries with investable stock markets that are less established than those in the emerging markets. To determine if a country is an emerging market or frontier market country, Calamos Advisors will use the classification provided by MSCI, Inc. Foreign securities include American Depositary Receipts ("ADRs") or securities guaranteed by a U.S. person but which represent underlying shares of foreign issuers, and may include foreign securities in the form of European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities representing underlying shares of foreign issuers. The Fund may use derivative instruments such as options and forward foreign currency contracts for hedging purposes.

In pursuing its investment objective, the Fund seeks out securities that, in the opinion of Calamos Advisors, offer some of the best opportunities for growth. Calamos Advisors typically considers the company's financial soundness, earnings and cash flow forecast and quality of management. Calamos Advisors evaluates environmental, social and governance ("ESG") information within its fundamental research process to aid in determining investment opportunities and risks. As part of the research process, Calamos Advisors reviews ESG information and ratings from a third-party vendor as well as any additional ESG analysis and incorporates this information into Calamos Advisors' company research. Calamos Advisors also receives ESG information updates and rating changes from its third-party vendor and evaluates that information as appropriate. Calamos Advisors does not exclude an investment solely based on its ESG rating nor does Calamos Advisors target a certain average ESG rating for the portfolio. Calamos Advisors seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country, and currency and focusing on macro-level investment themes. From time to time, the Fund may have significant investments in certain sectors. The Fund's sector concentrations may vary.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	800.582.6959
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.calamos.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Bar Chart Footnotes [Text Block]	oef_BarChartFootnotesTextBlock	* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Highest Quarterly Return:	15.22	% (12.31.2023)	Lowest Quarterly Return:	-6.67	% (12.31.2024)

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	15.22%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Dec. 31, 2024
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(6.67%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns as of 12.31.24
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class I will vary from returns shown for Class I.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

The following table shows how the Fund's average annual performance (before and after taxes) since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIOD ENDED 12.31.24
Calamos International Small Cap Growth Fund | Calamos International Small Cap Growth Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Calamos International Small Cap Growth Fund | Calamos International Small Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund.
Calamos International Small Cap Growth Fund | Calamos International Small Cap Growth Fund | American Depositary Receipts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  American Depositary Receipts Risk — The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

Calamos International Small Cap Growth Fund | Calamos International Small Cap Growth Fund | Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Currency Risk — To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could negatively impact investment gains or add to investment losses. Although the Fund may attempt to hedge against currency risk, the hedging instruments may not always perform as the Fund expects and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries. The Fund's investment adviser may determine not to hedge currency risks, even if suitable instruments appear to be available.

Calamos International Small Cap Growth Fund | Calamos International Small Cap Growth Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets are sometimes referred to as "frontier markets." Frontier markets, the least advanced capital markets in the developing world, are among the riskiest markets in the world in which to invest. Investments in this sector are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also have substantial political and currency risk.

Calamos International Small Cap Growth Fund | Calamos International Small Cap Growth Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund (i.e., the Fund's long position) fall, the value of your investment in the Fund will decline.

Calamos International Small Cap Growth Fund | Calamos International Small Cap Growth Fund | Forward Foreign Currency Contract Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund's holdings.

Calamos International Small Cap Growth Fund | Calamos International Small Cap Growth Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

Calamos International Small Cap Growth Fund | Calamos International Small Cap Growth Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

Calamos International Small Cap Growth Fund | Calamos International Small Cap Growth Fund | Options Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured.

Calamos International Small Cap Growth Fund | Calamos International Small Cap Growth Fund | Portfolio Selection Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Calamos International Small Cap Growth Fund | Calamos International Small Cap Growth Fund | Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

Calamos International Small Cap Growth Fund | Calamos International Small Cap Growth Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Securities Lending Risk — The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which a Fund lends securities. The Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

Calamos International Small Cap Growth Fund | Calamos International Small Cap Growth Fund | Small Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Small Company Risk — Small company stocks have historically been subject to greater investment risk than mid and large company stocks. The prices of small company stocks tend to be more volatile than prices of mid and large company stocks.

Calamos International Small Cap Growth Fund | Calamos International Small Cap Growth Fund | Sustainability (ESG) Policy Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Sustainability (ESG) Policy Risk — The investment adviser's consideration of ESG information could cause the Fund to perform differently compared to similar funds that do not consider such information. In executing the Fund's investment strategy, the investment adviser will rely on ESG related data provided by third parties. There is no assurance that ESG data sources will always be available.

Calamos International Small Cap Growth Fund | Calamos International Small Cap Growth Fund | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	3.76%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	5.71%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(3.61%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	2.10%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 313
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	1,378
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	2,528
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	5,334
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	1,378
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	2,528
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 5,334
Calamos International Small Cap Growth Fund | Calamos International Small Cap Growth Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	3.76%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	4.96%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(3.61%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 606
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	1,584
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	2,565
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	5,020
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	606
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	1,584
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	2,565
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 5,020
Calamos International Small Cap Growth Fund | Calamos International Small Cap Growth Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	3.76%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	4.71%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(3.61%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	1,092
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	2,079
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	4,573
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	112
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	1,092
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	2,079
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 4,573
Calamos International Small Cap Growth Fund | Calamos International Small Cap Growth Fund | Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	3.73%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	4.68%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(3.61%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	1,083
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	2,065
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	4,549
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	109
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	1,083
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	2,065
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 4,549
Calamos International Small Cap Growth Fund | MSCI ACWI ex USA Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.09%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.16%	[2]
Calamos International Small Cap Growth Fund | MSCI ACWI ex USA Small Cap Index (Net)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.36%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.57%
Calamos International Small Cap Growth Fund | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.26%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.00%)
Performance Inception Date	oef_PerfInceptionDate	Mar. 31, 2022
Calamos International Small Cap Growth Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.77%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.98%)
Performance Inception Date	oef_PerfInceptionDate	Mar. 31, 2022
Calamos International Small Cap Growth Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	13.62%
Annual Return [Percent]	oef_AnnlRtrPct	10.21%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.21%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.00%
Performance Inception Date	oef_PerfInceptionDate	Mar. 31, 2022
Calamos International Small Cap Growth Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.21%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.00%	[3]
Calamos International Small Cap Growth Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.04%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.05%	[3]
Calamos International Small Cap Growth Fund | Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.21%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.00%
Performance Inception Date	oef_PerfInceptionDate	Mar. 31, 2022

[1]	The Fund's investment advisor has contractually agreed to reimburse Fund expenses through March 31, 2026 to the extent necessary so that Total Annual Fund Operating Expenses of Class A shares, Class C shares and Class I shares are limited to 1.35%, 2.10% and 1.10% of average net assets, respectively. The Fund's investment advisor has contractually agreed to limit the Fund's annual ordinary operating expenses through March 31, 2026 for Class R6 shares (as a percentage of average net assets) to 1.10% less the Fund's annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the Fund's other share classes divided by the aggregate average annual net assets of the Fund's other share classes). For purposes of these expense limitations, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors LLC ("Calamos Advisors")), such as litigation costs. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective share class's expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.
[2]	The Fund's investment adviser changed the primary benchmark from the MSCI ACWI ex USA Small Cap Index (Net) to the MSCI ACWI ex-USA Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI ACWI ex USA Small Cap Index (Net) as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the primary benchmark. The MSCI ACWI ex USA Small Cap Index (Net) is designed to measure the small cap equity market performance of companies in developed (excluding the US) and emerging markets. The MSCI ACWI ex USA Small Cap Index (Net) is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests. All index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[3]	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.